Warrants (Narrative) (Details)	1 Months Ended									12 Months Ended
	May 31, 2020 $ / shares shares	May 17, 2020 $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CAD ($) $ / shares shares	Nov. 30, 2018 CAD ($) $ / shares shares	Jan. 30, 2018 shares	Oct. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($) shares	May 31, 2017 USD ($) shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CAD ($) $ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2019 USD ($) $ / shares	Nov. 30, 2018 USD ($)
Warrants [Line Items]
Weighted average exercise price, issued | $ / shares										$ 0.54		$ 0.62	$ 0.57
Number of warrants issued under private placement			6,557,371
Proceeds from private placement of units | $			$ 4,000,000								$ 4,000,000
Number of units sold under private placement			13,114,754
Price per unit | $ / shares			$ 0.305
Warrants under offering, description			Each full warrant is exercisable into one share for a period of four years at an exercise price of $0.3811 per share, and the warrants contain terms whereby if the share price is above CDN $1.20 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.
Number of warrants expired											0	584,951	0
Weighted average exercise price, expired | $ / shares												$ 0.70	$ 0
Number of warrants issued											6,557,371	9,200,000	12,546,700
Share issuance costs | $											$ 463,411
Two Directors
Warrants [Line Items]
Weighted average exercise price, issued | $ / shares				$ 0.60	$ 0.65
Number of warrants issued				4,800,000	4,400,000	4,400,000
Fair value of warrants				$ 1,229,378	$ 1,232,016							$ 1,229,378		$ 920,742	$ 948,640
Convertible debentures
Warrants [Line Items]
Number of warrants issued							5,550,000	3,690,000	3,306,700
Fair value of warrants | $							$ 809,190	$ 538,002	$ 516,046
Share issuance costs | $							$ 30,096	$ 4,153	$ 7,390
May 17, 2020
Warrants [Line Items]
Number of warrants expired		2,922,200									0	0	0
Weighted average exercise price, expired | $ / shares		$ 0.75
Number of warrants issued											0	0	2,922,200
May 31, 2020
Warrants [Line Items]
Number of warrants expired	384,500										0	0	0
Weighted average exercise price, expired | $ / shares	$ 0.75
Number of warrants issued											0	0	384,500
October 17, 2020
Warrants [Line Items]
Reduced exercise price of warrant per share | $ / shares														$ 1.10
Number of warrants expired											0	30,773
Number of warrants issued											0	0